Income Taxes - Table 4 (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset:
Net operating loss carryforwards	$ 6,814	$ 8,710
Deferred revenue	4,886	5,485
Compensation and benefits	1,792	740
Foreign tax credit	720	720
Other	1,066	1,098
Total deferred tax asset	15,278	16,753
Deferred tax liability:
Property and equipment	(140)	(112)
Commissions	(5,285)	(4,171)
Prepaid subscription	(580)
Unbilled receivable	(1,632)
Total deferred tax liability	(7,637)	(4,283)
Net deferred tax asset before valuation allowance	7,641	12,470
Less valuation allowance	(5,530)	(10,133)
Total net deferred tax asset	$ 2,111	$ 2,337